Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Details) In Thousands, except Per Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2014	May 28, 2014 USD ($)	May 28, 2014 CAD	Dec. 31, 2014 Inverstor warrants one CAD		Dec. 31, 2014 Investor warrants two CAD		Dec. 31, 2014 Inverstor warrants three USD ($)		Dec. 31, 2014 Inverstor Warrant Four USD ($)		Dec. 31, 2014 Inverstor warrant Five USD ($)		Dec. 31, 2014 Inverstor warrant Six USD ($)
Class of Warrant or Right [Line Items]
Common shares issuable upon exercise of outstanding warrants	4,201	540	540	1,307	[1]	821	[2]	300	[3]	74	[4]	366	[5]	1,333	[6]
Exercise price in CAD/USD Dollars		$ 1.50	4.32	4.32	[1]	4.32	[2]	$ 1.50	[3]	$ 1.50	[4]	$ 3.60	[5]	$ 1.50	[6]
Expiration Date				Apr. 30, 2015	[1]	Mar. 29, 2016	[2]	Apr. 30, 2015	[3]	Mar. 29, 2016	[4]	Dec. 03, 2016	[5]	Nov. 22, 2018	[6]

[1]	On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement of 240,066 units, at a price of CAD$0.03 per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant. As a result of the share consolidations, each fifty-four (54) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$4.32 per whole share for a period of five years from the issue date.
[2]	On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of CAD$0.03 per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant. As a result of the share consolidations, each fifty-four (54) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$4.32 per whole share for a period of five years from the issue date.
[3]	On June 30, 2014, the Company announced a tender offer to exchange all Canadian denominated warrants with an expiration date of April 30, 2015 for a new warrant. New warrants could be obtained by exchanging one hundred eighty (180) original warrants. New warrants expire April 30, 2015 and have a strike price of $0.50. As a result of the September 3, 2014 share consolidation, three new warrants entitle the holder to purchase one common share at a price of $1.50.
[4]	On June 30, 2014, the Company announced a tender offer to exchange all Canadian denominated warrants with an expiration date of March 29, 2016 for a new warrant. New warrants could be obtained by exchanging one hundred eighty (180) original warrants. New warrants would expire March 29, 2016 and have a strike price of $0.50. As a result of the September 3, 2014 share consolidation, three new warrants entitle the holder to purchase one common share at a price of $1.50.
[5]	On November 22, 2013, the Company announced it had completed the closing of a non-brokered private placement of 4,000 units, at a price of $0.40 per unit for net proceeds of $1,600. Each unit consisted of one common share of the Company and one common share purchase warrant. Each warrant entitles the holder thereof to acquire one common share of the Company at a price of $0.50 per share for a period of five years from the date of issuance. As a result of the September 3, 2014 share consolidation, each three (3) warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of $1.50 per whole share for a period of five years from the issue date.
[6]	On December 3, 2014, the Company completed the closing of a non-brokered private placement of 732 units for gross proceeds of $2,197. Each unit was issued at a price of $3.00 per unit and consisted of one common share of the Company and one half of a common share purchase warrant. Each whole warrant entitles the holder thereof to purchase one common share of the Company during the period ending on the day following the earlier of: (A) the day that is two years from the date of issue or (B) if at any time from the date of issue (i) the common shares trade on the TSX at a price greater than CAD$5.00 per common share (subject to customary adjustments) for at least twenty-five (25) trading days within any thirty (30) trading day period (the “Triggering Event”) and (ii) the Company elects to deliver a notice to the holder within ten (10) trading days of the Triggering Event, the day that is 30 days after such notice, in either event at a price equal to 3.60 per whole common share.